10. INCOME TAXES (Details Narrative) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Federal research and development credits	$ 6,871,000	$ 6,605,000
Federal
Net operating loss carryforwards	234,000,000
Federal research and development credits	7,050,000
State
Net operating loss carryforwards	92,000,000
Federal research and development credits	$ 0